UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS


                            MAXIM SERIES FUND, INC.
     Financial Statements and Financial Highlights for the Six Months Ended
                 June 30, 2004 and Year Ended December 31, 2003

                          Maxim Aggressive Profile II,
                         Maxim Conservative Profile II,
                           Maxim Moderate Profile II,
                     Maxim Moderately Aggressive Profile II
                  and Maxim Moderately Conservative Profile II
                                   Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2004
UNAUDITED

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                            MAXIM          MAXIM
                                                          MAXIM            MAXIM            MAXIM           MODERATELY   MODERATELY
                                                          AGGRESSIVE     CONSERVATIVE     MODERATE          AGGRESSIVE  CONSERVATIVE
                                                        PROFILE II       PROFILE II      PROFILE II       PROFILE II     PROFILE II
                                                        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                       -------------    -------------   --------------   ------------- -------------
                                                       -------------    -------------   --------------   ------------- -------------
ASSETS:
    Investments in securities, market value  (1)     $  616,652,918   $  198,059,767  $   933,639,301  $   65,513,656  $ 15,742,093
                                                       -------------    -------------   --------------   ------------- -------------
                                                       -------------    -------------   --------------   ------------- -------------

LIABILITIES:
    Due to investment adviser                                11,729            3,779           17,776           1,248           300
                                                       -------------    -------------   --------------   ------------- -------------
                                                       -------------    -------------   --------------   ------------- -------------

NET ASSETS                                           $  616,641,189   $  198,055,988  $   933,621,525  $   65,512,408  $ 15,741,793
                                                       =============    =============   ==============   ============= =============
                                                       =============    =============   ==============   ============= =============

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value                    $    6,715,764   $    2,078,954  $    10,129,399  $      738,377  $    173,997
    Additional paid-in capital                          511,973,848      188,896,999      814,259,172      79,899,400    18,464,622
    Net unrealized appreciation on investments           90,116,235        2,338,296       81,018,305       5,144,415       643,136
    Undistributed (overdistributed) net investment income    19,047           (1,079)          69,105           8,417         2,654
    Accumulated net realized gain (loss) on investments   7,816,295        4,742,818       28,145,544     (20,278,201)   (3,542,616)
                                                       -------------    -------------   --------------   ------------- -------------
                                                       -------------    -------------   --------------   ------------- -------------

NET ASSETS                                           $  616,641,189   $  198,055,988  $   933,621,525  $   65,512,408  $ 15,741,793
                                                       =============    =============   ==============   ============= =============
                                                       =============    =============   ==============   ============= =============

NET ASSET VALUE PER OUTSTANDING SHARE                $         9.18   $         9.53  $          9.22  $         8.87  $       9.05
                                                       =============    =============   ==============   ============= =============
                                                       =============    =============   ==============   ============= =============
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                          200,000,000      150,000,000      200,000,000     150,000,000   150,000,000
    Outstanding                                          67,157,640       20,789,544      101,293,993       7,383,772     1,739,974

(1)  Cost of investments in securities:              $  526,536,683   $  195,721,471  $   852,620,996  $   60,369,241  $ 15,098,957

See notes to financial statements.

MAXIM SERIES FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2004
UNAUDITED
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        MAXIM            MAXIM
                                                     MAXIM            MAXIM            MAXIM         MODERATELY       MODERATELY
                                                   AGGRESSIVE       CONSERVATIVE     MODERATE        AGGRESSIVE       CONSERVATIVE
                                                   PROFILE II       PROFILE II      PROFILE II       PROFILE II       PROFILE II
                                                   PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                 ---------------  ---------------  --------------   --------------   --------------
                                                 ---------------  ---------------  --------------   --------------   --------------

INVESTMENT INCOME:
Income distributions received                     $     414,035 $      2,520,580 $     6,722,051  $       334,291     $    133,996
                                                 ---------------  ---------------  --------------   --------------   --------------
                                                 ---------------  ---------------  --------------   --------------   --------------

EXPENSES:
Management fees                                         301,058           99,695         462,284           32,828            7,657
                                                 ---------------  ---------------  --------------   --------------   --------------
                                                 ---------------  ---------------  --------------   --------------   --------------

NET INVESTMENT INCOME                                   112,977        2,420,885       6,259,767          301,463          126,339
                                                 ---------------  ---------------  --------------   --------------   --------------
                                                 ---------------  ---------------  --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments                     30,931,039        4,015,154      29,301,203        3,233,117          470,028
Change in net unrealized appreciation on               (779,424)      (4,657,001)     (9,102,844)      (1,278,192)        (252,369)
   investments
                                                 ---------------  ---------------  --------------   --------------   --------------
                                                 ---------------  ---------------  --------------   --------------   --------------

Net realized and unrealized gain (loss) on           30,151,615         (641,847)     20,198,359        1,954,925          217,659
   investments
                                                 ---------------  ---------------  --------------   --------------   --------------
                                                 ---------------  ---------------  --------------   --------------   --------------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   $  30,264,592 $      1,779,038 $    26,458,126  $     2,256,388  $       343,998
                                                 ===============  ===============  ==============   ==============   ==============
                                                 ===============  ===============  ==============   ==============   ==============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                   MAXIM AGGRESSIVE            MAXIM CONSERVATIVE              MAXIM MODERATE
                                                 PROFILE II PORTFOLIO         PROFILE II PORTFOLIO          PROFILE II PORTFOLIO
                                                ------------------------------------------------------    -------------------------
                                                --------------------------   -------------------------    -------------------------
                                                   2004          2003           2004          2003           2004          2003
                                                ------------  ------------   ------------  -----------    -----------   -----------
                                                --------------------------   -------------------------    -------------------------
                                                UNAUDITED                    UNAUDITED                    UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                       $  112,977 $   3,374,900  $   2,420,885 $  5,351,199   $  6,259,767  $ 14,997,297
     Net realized gain (loss) on investments     30,931,039    (1,872,591)     4,015,154    2,955,328     29,301,203     4,535,411
     Capital gain distributions received                        2,903,490                     808,752                    4,210,250
     Change in net unrealized appreciation         (779,424)  116,058,305     (4,657,001)   8,360,921    (9,102,844)   108,732,665
         on investments
                                                ------------  ------------   ------------  -----------    -----------   -----------
                                                ------------  ------------   ------------  -----------    -----------   -----------

     Net increase in net assets resulting        30,264,592   120,464,104      1,779,038   17,476,200     26,458,126    132,475,623
        from operations
                                                ------------  ------------   ------------  -----------    -----------   -----------
                                                ------------  ------------   ------------  -----------    -----------   -----------

DISTRIBUTIONS:
     From net investment income                    (116,331)   (3,387,807)    (2,421,964)  (6,993,451)    (6,264,845)   (14,996,638)
     From net realized gains                                                                 (657,283)                    (579,778)
                                                ------------  ------------   ------------  -----------    -----------   -----------
                                                ------------  ------------   ------------  -----------    -----------   -----------

     Total distributions                           (116,331)   (3,387,807)    (2,421,964)  (7,650,734)    (6,264,845)   (15,576,416)
                                                ------------  ------------   ------------  -----------    -----------   -----------
                                                ------------  ------------   ------------  -----------    -----------   -----------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares           81,498,385   233,208,760     31,363,703   100,014,102    105,387,904   389,939,783
     Reinvestment of distributions                  116,331     3,387,807      2,421,964    7,650,734      6,264,845    15,576,416
     Redemptions of shares                      (86,682,606)  (129,237,792)  (37,934,679)  (52,701,943)  (129,416,194) (186,783,420)
                                                ------------  ------------   ------------  -----------    -----------   -----------
                                                ------------  ------------   ------------  -----------    -----------   -----------

     Net increase (decrease) in net assets       (5,067,890)  107,358,775     (4,149,012)  54,962,893     (17,763,445)  218,732,779
        resulting from share
        transactions
                                                ------------  ------------   ------------  -----------    -----------   -----------
                                                ------------  ------------   ------------  -----------    -----------   -----------

     Total increase (decrease) in net            25,080,371   224,435,072     (4,791,938)  64,788,359      2,429,836    335,631,986
        assets

NET ASSETS:
     Beginning of period                        591,560,818   367,125,746    202,847,926   138,059,567    931,191,689   595,559,703
                                                ------------  ------------   ------------  -----------    -----------   -----------
                                                ------------  ------------   ------------  -----------    -----------   -----------

     End of period  (1)                       $ 616,641,189 $ 591,560,818  $ 198,055,988 $ 202,847,926  $ 933,621,525 $ 931,191,689
                                                ============  ============   ============  ===========    ===========   ===========
                                                ============  ============   ============  ===========    ===========   ===========

OTHER INFORMATION:

SHARES:
     Sold                                         9,063,198    30,072,361      3,251,029   10,658,237     11,476,956    46,352,128
     Issued in reinvestment of                       12,728       401,970        255,212      810,828        682,445     1,799,129
        distributions
     Redeemed                                    (9,641,868)  (17,380,240)    (3,928,751)  (5,677,792)    (14,083,185)  (22,935,011)
                                                ------------  ------------   ------------  -----------    -----------   -----------
                                                ------------  ------------   ------------  -----------    -----------   -----------

     Net increase (decrease)                       (565,942)   13,094,091       (422,510)   5,791,273     (1,923,784)   25,216,246
                                                ============  ============   ============  ===========    ===========   ===========
                                                ============  ============   ============  ===========    ===========   ===========

(1)  Including undistributed                    $    19,047 $      22,401  $      (1,079)$              $     69,105  $     74,183
         (overdistributed) net
         investment income


See notes to financial statements.                                                                                      (Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2004 AND YEAR ENDED DECEMBER 31, 2003

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
                                                               MAXIM MODERATELY AGGRESSIVE      MAXIM MODERATELY CONSERVATIVE
                                                                   PROFILE II PORTFOLIO              PROFILE II PORTFOLIO
                                                               -------------------------------------------------------------------
                                                               -----------------------------        ------------------------------
                                                                  2004            2003                 2004             2003
                                                               ------------   --------------        ------------    --------------
                                                               -----------------------------        ------------------------------
                                                                 UNAUDITED                             UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                     $   301,463  $       972,429       $     126,339   $       340,609
     Net realized gain (loss) on investments                     3,233,117         (248,472)            470,028           162,358
     Capital gain distributions received                                 0          281,233                   0            68,322
     Change in net unrealized appreciation on investments       (1,278,192)      11,381,188            (252,369)        1,373,195
                                                               ------------   --------------        ------------    --------------
                                                               ------------   --------------        ------------    --------------

     Net increase in net assets resulting from operations        2,256,388       12,386,378             343,998         1,944,484
                                                               ------------   --------------        ------------    --------------
                                                               ------------   --------------        ------------    --------------

DISTRIBUTIONS:
     From net investment income                                   (301,820)        (991,843)           (126,424)         (345,950)
                                                               ------------   --------------        ------------    --------------
                                                               ------------   --------------        ------------    --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                           8,451,824       33,893,540           2,886,236         9,275,778
     Reinvestment of distributions                                 301,820          991,843             126,424           345,950
     Redemptions of shares                                     (11,310,125)     (30,752,894)         (2,949,126)       (7,683,084)
                                                               ------------   --------------        ------------    --------------
                                                               ------------   --------------        ------------    --------------

     Net increase (decrease) in net assets resulting from       (2,556,481)       4,132,489              63,534         1,938,644
                                                               ------------   --------------        ------------    --------------
                                                               ------------   --------------        ------------    --------------

     Total increase (decrease) in net assets                      (601,913)      15,527,024             281,108         3,537,178

NET ASSETS:
     Beginning of period                                        66,114,321       50,587,297          15,460,685        11,923,507
                                                               ------------   --------------        ------------    --------------
                                                               ------------   --------------        ------------    --------------

     End of period  (1)                                      $  65,512,408  $    66,114,321       $  15,741,793   $    15,460,685
                                                               ============   ==============        ============    ==============
                                                               ============   ==============        ============    ==============

OTHER INFORMATION:

SHARES:
     Sold                                                          961,390        4,228,030             319,878         1,086,167
     Issued in reinvestment of distributions                        34,143          121,189              14,032            40,076
     Redeemed                                                   (1,282,445)      (3,853,250)           (325,578)         (913,679)
                                                               ------------   --------------        ------------    --------------
                                                               ------------   --------------        ------------    --------------

     Net increase (decrease)                                      (286,912)         495,969               8,332           212,564
                                                               ============   ==============        ============    ==============
                                                               ============   ==============        ============    ==============

(1)  Including undistributed net investment income           $       8,417  $         8,774       $       2,654   $         2,739


See notes to financial statements.                                                                                     (Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                            Period
                                                                                            Ended
                                      Six Months Ended  Year Ended December 31,         December 31,
                                        June 30, 2004  2003     2002      2001      2000      1999 +
                                        ------------- -----  --------  --------  --------  ---------
                                        ------------- -----  --------  --------  --------  ---------
                                        UNAUDITED
Net Asset Value, Beginning of Period  $     8.73 $    6.72 $    8.32 $    9.85 $   11.01 $     9.78

Income from Investment Operations

Net investment income                                 0.05      0.04      0.03      0.30       0.02
Capital gain distributions received                   0.04      0.08      0.09      0.36       0.63
                                        ---------  --------  --------  --------  --------  ---------
                                        ---------  --------  --------  --------  --------  ---------

   Total distributions received             0.00      0.09      0.12      0.12      0.66       0.65

Net realized and unrealized gain (loss)     0.45      1.97     (1.68)    (1.46)    (1.32)      0.97
   on investments
                                        ---------  --------  --------  --------  --------  ---------
                                        ---------  --------  --------  --------  --------  ---------

Total Income (Loss) From Investment         0.45      2.06     (1.56)    (1.34)    (0.66)      1.62
   Operations
                                        ---------  --------  --------  --------  --------  ---------
                                        ---------  --------  --------  --------  --------  ---------

Less Distributions

From net investment income ^                0.00     (0.05)    (0.04)    (0.10)    (0.30)     (0.02)
From net realized gains                                                  (0.09)    (0.20)     (0.37)
                                        ---------  --------  --------  --------  --------  ---------
                                        ---------  --------  --------  --------  --------  ---------

Total Distributions                         0.00     (0.05)    (0.04)    (0.19)    (0.50)     (0.39)
                                        ---------  --------  --------  --------  --------  ---------
                                        ---------  --------  --------  --------  --------  ---------

Net Asset Value, End of Period        $     9.18 $    8.73 $    6.72 $    8.32 $    9.85 $    11.01
                                        =========  ========  ========  ========  ========  =========
                                        =========  ========  ========  ========  ========  =========


Total Return                               5.17% o  30.70%   (18.82%)    (13.37%) (6.15%)    16.72% o

Net Assets, End of Period ($000)      $  616,641 $ 591,561 $ 367,126 $  97,128 $  56,990 $    2,196

Ratio of Expenses to Average Net Assets #  0.10% *   0.10%     0.10%     0.10%     0.10%      0.10% *

Ratio of Net Investment Income to Average  0.04% *   0.81%     1.00%     0.78%     0.60%      1.63% *
   Net Assets

Portfolio Turnover Rate                   24.30% o  57.59%    73.73%    50.89%   175.29%    114.40% o


+ The portfolio commenced operations on September 16, 1999.

^ The distribution from net investment income for the six months ended June 30, 2004, was less than $0.01 per share.

o Based on operations for the period shown and, accordingly are not representative of a full year.

# Does not include expenses of the investment companies in which the portfolio invests.

*  Annualized


See Notes to Financial Statements.                                                         (Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                                 Period
                                                                                                  Ended
                                       Six Months Ended       Year Ended December 31,           December 31,
                                        June 30, 2004    2003      2002      2001       2000      1999 +
                                          ------------ --------  --------  --------  ---------  ----------
                                          ------------ --------  --------  --------  ---------  ----------
                                          UNAUDITED
Net Asset Value, Beginning of Period    $     9.56  $     8.95 $    9.41 $    9.81 $    10.23 $      9.91

Income from Investment Operations

Net investment income                         0.12        0.37      0.33      0.38       0.44        0.12
Capital gain distributions received                       0.04      0.08      0.04       0.12        0.18
                                          ---------   ---------  --------  --------  ---------  ----------
                                          ---------   ---------  --------  --------  ---------  ----------

    Total distributions received              0.12        0.41      0.41      0.42       0.56        0.30

Net realized and unrealized gain (loss) on   (0.03)       0.61     (0.54)    (0.36)     (0.45)       0.19
   investments
                                          ---------   ---------  --------  --------  ---------  ----------
                                          ---------   ---------  --------  --------  ---------  ----------

Total Income (Loss) From Investment           0.09        1.02     (0.13)     0.06       0.11        0.49
    Operations
                                          ---------   ---------  --------  --------  ---------  ----------
                                          ---------   ---------  --------  --------  ---------  ----------

Less Distributions

From net investment income                   (0.12)      (0.37)    (0.33)    (0.42)     (0.44)      (0.12)
From net realized gains                                  (0.04)              (0.04)     (0.09)      (0.05)
                                          ---------   ---------  --------  --------  ---------  ----------
                                          ---------   ---------  --------  --------  ---------  ----------

Total Distributions                          (0.12)      (0.41)    (0.33)    (0.46)     (0.53)      (0.17)
                                          ---------   ---------  --------  --------  ---------  ----------
                                          ---------   ---------  --------  --------  ---------  ----------

Net Asset Value, End of Period          $     9.53  $     9.56 $    8.95 $    9.41 $     9.81 $     10.23
                                          =========   =========  ========  ========  =========  ==========
                                          =========   =========  ========  ========  =========  ==========


Total Return                                 0.92% o    11.47%    (1.42%)    0.60%      0.95%       5.00%o

Net Assets, End of Period ($000)        $  198,056  $  202,848 $ 138,060 $  16,771 $    4,889 $       739

Ratio of Expenses to Average Net Assets #    0.10% *     0.10%     0.10%     0.10%      0.10%       0.10%*

Ratio of Net Investment Income to Average    2.42% *     3.50%     5.39%     5.16%      5.98%       8.24%*
   Net Assets

Portfolio Turnover Rate                     29.74% o    75.27%    49.35%    66.37%     88.50%     176.32%o


 + The portfolio commenced operations on September 30, 1999.

 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 # Does not include expenses of the investment companies in which the portfolio invests.

 *  Annualized


See Notes to Financial Statements.                                                              (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                           Period
                                                                                            Ended
                                     Six Months Ended     Year Ended December 31,         December 31,
                                                   -------------------------------------  -----------
                                                   -------------------------------------  ----------
                                      June 30, 200   2003      2002      2001     2000      1999 +
                                        ---------- --------  --------  -------  --------  ----------
                                        ---------- --------  --------  -------  --------  ----------
                                        UNAUDITED
Net Asset Value, Beginning of Period  $     9.02 $    7.64 $    8.64 $   9.61 $   10.37 $      9.79

Income from Investment Operations

Net investment income                       0.06      0.16      0.17     0.20      0.37        0.07
Capital gain distributions received                   0.04      0.08     0.07      0.22        0.35
                                        ---------  --------  --------  -------  --------  ----------
                                        ---------  --------  --------  -------  --------  ----------

   Total distributions received             0.06      0.20      0.25     0.27      0.59        0.42

Net realized and unrealized gain (loss)     0.20      1.34     (1.08)   (0.92)    (0.81)       0.41
   on investments
                                        ---------  --------  --------  -------  --------  ----------
                                        ---------  --------  --------  -------  --------  ----------

Total Income (Loss) From Investment         0.26      1.55     (0.83)   (0.65)    (0.22)       0.83
   Operations
                                        ---------  --------  --------  -------  --------  ----------
                                        ---------  --------  --------  -------  --------  ----------

Less Distributions

From net investment income                 (0.06)    (0.16)    (0.17)   (0.25)    (0.37)      (0.07)
From net realized gains                              (0.01)             (0.07)    (0.17)      (0.18)
                                        ---------  --------  --------  -------  --------  ----------
                                        ---------  --------  --------  -------  --------  ----------

Total Distributions                        (0.06)    (0.17)    (0.17)   (0.32)    (0.54)      (0.25)
                                        ---------  --------  --------  -------  --------  ----------
                                        ---------  --------  --------  -------  --------  ----------

Net Asset Value, End of Period        $     9.22 $    9.02 $    7.64 $   8.64 $    9.61 $     10.37
                                        =========  ========  ========  =======  ========  ==========
                                        =========  ========  ========  =======  ========  ==========


Total Return                               2.91% o  20.34%    (9.63%)  (6.74%)   (2.19%)      8.47%o

Net Assets, End of Period ($000)      $  933,622 $ 931,192 $ 595,560 $ 67,421 $  34,931 $     2,706

Ratio of Expenses to Average Net Assets #  0.10% *   0.10%     0.10%    0.10%     0.10%       0.10%*

Ratio of Net Investment Income to Average  1.35% *   2.23%     3.62%    2.77%     3.98%       5.72%*
   Net Assets

Portfolio Turnover Rate                   21.99% o  74.01%    45.84%   67.24%   172.40%     113.22%o


+ The portfolio commenced operations on September 16, 1999.

o Based on operations for the period shown and, accordingly, are not representative of a full year.

# Does not include expenses of the investment companies in which the portfolio invests.

*  Annualized


See Notes to Financial Statements.                                                        (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                           Period
                                                                                            Ended
                                      Six Months Ended         Year Ended December 31,    December 31,
                                      June 30, 2004    2003      2002      2001     2000      1999 +
                                        -----------  --------  --------  -------  --------  ----------
                                        -----------  --------  --------  -------  --------  ----------
                                        UNAUDITED
Net Asset Value, Beginning of Period  $     8.62 $    7.05 $    8.30 $   9.59 $   10.71 $      9.86

Income from Investment Operations

Net investment income                       0.04      0.13      0.15     0.13      0.33        0.05
Capital gain distributions received                   0.04      0.08     0.08      0.28        0.39
                                        ---------  --------  --------  -------  --------  ----------
                                        ---------  --------  --------  -------  --------  ----------

   Total distributions received             0.04      0.17      0.23     0.21      0.61        0.44

Net realized and unrealized gain (loss)     0.25      1.53     (1.33)   (1.24)    (1.22)       0.68
   on investments
                                        ---------  --------  --------  -------  --------  ----------
                                        ---------  --------  --------  -------  --------  ----------

Total Income (Loss) From Investment         0.29      1.70     (1.10)   (1.03)    (0.61)       1.12
   Operations
                                        ---------  --------  --------  -------  --------  ----------
                                        ---------  --------  --------  -------  --------  ----------

Less Distributions

From net investment income                 (0.04)    (0.13)    (0.15)   (0.19)    (0.33)      (0.05)
From net realized gains                                                 (0.07)    (0.18)      (0.22)
                                        ---------  --------  --------  -------  --------  ----------
                                        ---------  --------  --------  -------  --------  ----------

Total Distributions                        (0.04)    (0.13)    (0.15)   (0.26)    (0.51)      (0.27)
                                        ---------  --------  --------  -------  --------  ----------
                                        ---------  --------  --------  -------  --------  ----------

Net Asset Value, End of Period        $     8.87 $    8.62 $    7.05 $   8.30 $    9.59 $     10.71
                                        =========  ========  ========  =======  ========  ==========
                                        =========  ========  ========  =======  ========  ==========


Total Return                               3.38% o  24.25%     (13.29%) (10.74%) (5.77%)     11.41%o

Net Assets, End of Period ($000)      $   65,512 $  66,114 $  50,587 $ 81,364 $  44,686 $     3,765

Ratio of Expenses to Average Net Assets #  0.10% *   0.10%     0.10%    0.10%     0.10%       0.10%*

Ratio of Net Investment Income to Average  0.92% *   1.77%     1.68%    1.96%     2.29%       4.76%*
   Net Assets

Portfolio Turnover Rate                   34.30% o 103.04%   155.78%   50.92%   161.22%     105.09%o


+ The portfolio commenced operations on September 16, 1999.

o Based on operations for the period shown and, accordingly, are not representative of a full year.

# Does not include expenses of the investment companies in which the portfolio invests.

*  Annualized


See Notes to Financial Statements.                                                        (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                                                           Period
                                                                                            Ended
                                      Six Months Ended      Year Ended December 31,      December 31,
                                        June 30, 2004  2003      2002      2001     2000      1999 +
                                        ------------- ------  --------  -------  --------  ----------
                                        ------------- ------  --------  -------  --------  ----------
                                       UNAUDITED
Net Asset Value, Beginning of Period  $     8.93 $    7.85 $    8.72 $   9.59 $   10.32 $      9.79

Income from Investment Operations

Net investment income                       0.07      0.20      0.33     0.28      0.38        0.09
Capital gain distributions received                   0.04      0.09     0.05      0.15        0.27
                                        ---------  --------  --------  -------  --------  ----------
                                        ---------  --------  --------  -------  --------  ----------

   Total distributions received             0.07      0.24      0.42     0.33      0.53        0.36

Net realized and unrealized gain (loss)     0.12      1.05     (0.97)   (0.84)    (0.78)       0.38
   on investments
                                        ---------  --------  --------  -------  --------  ----------
                                        ---------  --------  --------  -------  --------  ----------

Total Income (Loss) From Investment         0.19      1.29     (0.55)   (0.51)    (0.25)       0.74
   Operations
                                        ---------  --------  --------  -------  --------  ----------
                                        ---------  --------  --------  -------  --------  ----------

Less Distributions

From net investment income                 (0.07)    (0.21)    (0.32)   (0.31)    (0.38)      (0.09)
From net realized gains                                                 (0.05)    (0.10)      (0.12)
                                        ---------  --------  --------  -------  --------  ----------
                                        ---------  --------  --------  -------  --------  ----------

Total Distributions                        (0.07)    (0.21)    (0.32)   (0.36)    (0.48)      (0.21)
                                        ---------  --------  --------  -------  --------  ----------
                                        ---------  --------  --------  -------  --------  ----------

Net Asset Value, End of Period        $     9.05 $    8.93 $    7.85 $   8.72 $    9.59 $     10.32
                                        =========  ========  ========  =======  ========  ==========
                                        =========  ========  ========  =======  ========  ==========


Total Return                               2.17% o  16.61%    (6.26%)  (5.38%)   (2.35%)      7.54%o

Net Assets, End of Period ($000)      $   15,742 $  15,461 $  11,924 $ 20,727 $   9,205 $       908

Ratio of Expenses to Average Net Assets #  0.10% *   0.10%     0.10%    0.10%     0.10%       0.10%*

Ratio of Net Investment Income to Average  1.65% *   2.76%     3.04%    3.58%     4.28%       7.54%*
   Net Assets

Portfolio Turnover Rate                   36.24% o 110.33%   157.51%   58.68%   103.51%      84.96%o


+ The portfolio commenced operations on September 27, 1999.

o Based on operations for the period shown and, accordingly, are not representative of a full year.

# Does not include expenses of the investment companies in which the portfolio invests.

*  Annualized


See Notes to Financial Statements.                                                        (Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio. Each Portfolio is non-diversified as defined in the 1940 Act. The Portfolio are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.

      Dividends

      Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income and realized gain distributions from other funds are accrued as of the ex-dividend date.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.


2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Portfolio. Each Portfolio will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2004, there were 35 funds for which the Directors served as Directors or Trustees, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors or Trustees was $71,250 for the period from January 1, 2004 through June 30, 2004. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

      An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act. A summary of transactions during the six months ended June 30, 2004, in which the issuer was an affiliate of the Portfolio, is included on the following pages:




                                                   Market                                                                   Market
                                  Shares          Value        Purchase                     Realized       Dividends       Value
             Affiliate              Held       12/31/2003        Cost        Sales Cost       Gain         Received      6/30/2004
     --------------------------   ----------   ------------    ----------    -----------   ------------    ---------    ------------
     --------------------------   ----------   ------------    ----------    -----------   ------------    ---------    ------------
     Aggressive Profile II
       Portfolio
     --------------------------
     --------------------------
        Maxim Ariel MidCap
        Value Portfolio           5,380,180     88,349,438  $  41,452,976 $  10,305,145     2,296,973   $   116,844  $  121,269,255
        Maxim Ariel Small-Cap
        Value Portfolio           3,549,348     39,064,266     9,328,061      4,311,223     1,078,700        88,647      47,738,735
        Maxim INVESCO ADR
        Portfolio                 4,067,915     60,249,544     7,995,958      7,456,587     1,409,318             0      62,523,851
        Maxim Janus Large Cap
        Growth Portfolio          7,449,115     59,142,199     36,277,382     7,224,363     1,432,855             0      90,879,203
        Maxim Loomis Sayles
        Small-Cap Value
        Portfolio                 2,347,206     38,887,708     10,588,867     4,237,582     1,152,312             0      47,554,391
        Maxim MFS(R)
        International Growth
        Portfolio                 4,707,983     60,453,531     7,568,374      7,689,548     2,139,488             0      61,297,945
        Maxim MFS(R)Small-Cap
        Growth Portfolio          2,018,697     37,989,867     5,710,335      9,870,758     2,699,930             0      30,825,501
        Maxim T. Rowe Price
        MidCap Growth Portfolio   3,608,113     87,487,819     12,124,809    31,477,636    10,210,832             0      62,348,199
        Maxim Templeton(R)
        International Equity
        Portfolio                 5,047,900     59,804,223     9,162,991      7,725,412     1,970,742             0      61,685,334








                                                 Market                                    Realized                    Market
                                  Shares          Value        Purchase                      Gain/        Dividends      Value
             Affiliate              Held       12/31/2003        Cost        Sales Cost      (Loss)       Received     6/30/2004
     --------------------------   ----------   ------------    ----------    -----------   -----------    ----------   -----------

     Conservative Profile II
       Portfolio
     --------------------------
     --------------------------
        Maxim Federated Bond
        Portfolio                 2,027,695     24,701,717  $  4,606,759  $   9,457,747     (217,773)  $    334,675    19,628,085
        Maxim Global Bond
        Portfolio                 2,861,283     25,439,927     9,083,621      4,579,576       79,310        200,940    29,156,474
        Maxim Janus High Yield
        Bond Portfolio            1,944,218     25,209,861     4,604,672      8,844,054      431,460        712,702    19,908,797
        Maxim Janus Large Cap
        Growth Portfolio          1,664,817     21,073,756     2,923,935      3,920,114      779,965              0    20,310,773
        Maxim Short Duration
        Bond Portfolio            5,733,069     49,520,270     19,155,435     9,379,782      (62,020)       742,294    58,649,297
        Maxim U.S. Government
        Mortgage Securities
        Portfolio                 1,677,043     24,744,999     4,665,558      9,694,983     (446,381)       450,201    19,638,169







                                               Market                                      Realized                   Market
                                 Shares          Value        Purchase                       Gain/       Dividends      Value
             Affiliate             Held        12/31/2003       Cost        Sales Cost      (Loss)       Received     6/30/2004
     --------------------------  ----------    -----------    ----------    -----------    ----------    ---------    -----------

     Moderate Profile II
       Portfolio
     --------------------------
     --------------------------
       Maxim Ariel MidCap
       Value Portfolio           4,168,247  $  71,019,196  $  31,063,562 $   9,130,024  $  2,258,878  $    90,483  $  93,952,280
       Maxim Federated Bond
       Portfolio                 4,686,788     55,714,447     10,165,685    19,970,483     (487,735)      770,735     45,368,107
       Maxim Global Bond
       Portfolio                 8,818,339     57,386,321     42,965,068     8,540,701      145,868       618,531     89,858,871
       Maxim INVESCO ADR
       Portfolio                 3,151,720     48,447,450     6,147,694      6,835,995     1,845,350            0     48,441,932
       Maxim Janus High Yield
       Bond Portfolio            4,493,396     56,864,653     10,178,540    18,678,529      874,496      1,645,209    46,012,371
       Maxim Janus Large Cap
       Growth Portfolio          7,694,511     95,059,195     10,171,361    13,298,524     2,582,218            0     93,873,035
       Maxim Loomis Sayles
       Small-Cap Value           1,212,318     31,206,981     3,228,154      8,985,890     2,592,165            0     24,561,561
       Portfolio
       Maxim MFS(R)
       International Growth
       Portfolio                 3,647,521     48,608,555     5,820,538      7,374,636     2,075,412            0     47,490,721
       Maxim MFS(R)Small-Cap
       Growth Portfolio          3,127,761     30,601,224     20,647,204     3,526,589     1,215,394            0     47,760,911
       Maxim Short Duration
       Bond Portfolio            13,251,487    134,030,032    25,003,690    21,686,437     (151,108)     1,868,748    135,562,716
       Maxim T. Rowe Price
       Equity/Income Portfolio   5,391,133     96,720,623     11,349,807    13,588,685    3,552,958       645,991     94,614,390
       Maxim T. Rowe Price
       MidCap Growth Portfolio   2,795,331     70,306,731     7,149,879     23,602,939    9,086,815             0     48,303,328
       Maxim Templeton(R)
       International Equity
       Portfolio                 3,910,835     48,084,994     7,040,441      6,923,586    2,415,018             0     47,790,400
       Maxim U.S. Government
       Mortgage Securities
       Portfolio                 3,876,314     55,812,637     10,303,100    20,477,996     (978,628)     1,036,587    45,391,642


3. PURCHASE AND SALES OF UNDERLYING INVESTMENTS

      For the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

                                                                  Purchases         Sales
                                                                 ------------    ------------
     Aggressive Profile II Portfolio                             147,028,643     152,100,993
     Conservative Profile II Portfolio                            59,703,605      63,854,340
     Moderate Profile II Portfolio                               204,508,642     222,279,656
     Moderately Aggressive Profile II Portfolio                   22,590,410      25,147,437
     Moderately Conservative Profile II Portfolio                  5,672,033       5,608,619

4. UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2004 were as follows:

                                  Cost For
                                   Income                                            Net
                                    Tax            Gross            Gross         Unrealized
                                  Purposes      Appreciation     Depreciation    Appreciation
                                -------------   -------------    ------------    -------------
     Aggressive Profile II
        Portfolio            $   526,536,683  $   90,116,235  $           0   $   90,116,235

     Conservative Profile
        II Portfolio             196,466,248       5,477,037     (3,883,518)       1,593,519

     Moderate Profile II
        Portfolio                854,283,830      89,016,208     (9,660,737)      79,355,471

     Moderately Aggressive
        Profile II Portfolio      60,546,050       5,471,409       (503,803)       4,967,606

     Moderately Conservative
        Profile II Portfolio      15,151,677         840,055       (249,639)         590,416



5. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

      Each Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2003, the Portfolios had unused capital loss carryforwards expiring in the years indicated:

                                                         2009           2010            2011
                                                      -----------    ------------    ------------
     Aggressive Profile II Portfolio              $   1,301,086       10,823,797               0
     Moderately Aggressive Profile II Portfolio       1,838,878       11,055,485       4,018,334
     Moderately Conservative Profile II                 333,902        1,576,664         941,612
        Portfolio

Schedule of Investments
June 30, 2004

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                          Maxim Aggressive Profile II Portfolio
Common Stock
Shares                                                                                            Value ($)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

     5,380,180      Maxim Ariel MidCap Value Portfolio                                     $        121,269,255
     3,549,348      Maxim Ariel Small-Cap Value Portfolio                                            47,738,734
     4,067,915      Maxim INVESCO ADR Portfolio                                                      62,523,851
     7,449,115      Maxim Janus Large Cap Growth Portfolio                                           90,879,203
     2,347,206      Maxim Loomis Sayles Small-Cap Value Portfolio                                    47,554,391
     4,707,983      Maxim MFS(R)International Growth Portfolio                                       61,297,945
     2,018,697      Maxim MFS(R)Small-Cap Growth Portfolio                                           30,825,501
     1,739,630      Maxim T. Rowe Price Equity/Income Portfolio                                      30,530,505
     3,608,113      Maxim T. Rowe Price MidCap Growth Portfolio                                      62,348,199
     5,047,900      Maxim Templeton(R)International Equity Portfolio                                 61,685,334
                                                                                              ------------------
                                                                                              ------------------

Total Aggressive Profile II Portfolio                                                      $        616,652,918
                                                                                              ==================
                                                                                              ==================
(Cost of Investments $526,536,683)


See Notes to Financial Statements.


Schedule of Investments
June 30, 2004
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                         Maxim Conservative Profile II Portfolio
Common Stock
Shares                                                                                            Value ($)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

       450,957      Maxim Ariel MidCap Value Portfolio                                     $         10,164,569
     2,027,695      Maxim Federated Bond Portfolio                                                   19,628,085
     2,861,283      Maxim Global Bond Portfolio                                                      29,156,474
       227,812      Maxim INVESCO ADR Portfolio                                                       3,501,465
     1,944,218      Maxim Janus High Yield Bond Portfolio                                            19,908,797
     1,664,817      Maxim Janus Large Cap Growth Portfolio                                           20,310,773
       262,050      Maxim MFS(R)International Growth Portfolio                                        3,411,895
     5,733,069      Maxim Short Duration Bond Portfolio                                              58,649,297
       583,255      Maxim T. Rowe Price Equity/Income Portfolio                                      10,236,130
       282,661      Maxim Templeton(R)International Equity Portfolio                                  3,454,113
     1,677,043      Maxim U.S. Government Mortgage Securities Portfolio                              19,638,169
                                                                                              ------------------
                                                                                              ------------------

Total Conservative Profile II Portfolio                                                    $        198,059,767
                                                                                              ==================
                                                                                              ==================
(Cost of Investments $195,721,471)



Schedule of Investments
June 30, 2004
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                           Maxim Moderate Profile II Portfolio
Common Stock
Shares                                                                                            Value ($)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

     4,168,247      Maxim Ariel MidCap Value Portfolio                                     $         93,952,280
     1,833,237      Maxim Ariel Small-Cap Value Portfolio                                            24,657,035
     4,686,788      Maxim Federated Bond Portfolio                                                   45,368,107
     8,818,339      Maxim Global Bond Portfolio                                                      89,858,871
     3,151,720      Maxim INVESCO ADR Portfolio                                                      48,441,932
     4,493,396      Maxim Janus High Yield Bond Portfolio                                            46,012,371
     7,694,511      Maxim Janus Large Cap Growth Portfolio                                           93,873,035
     1,212,318      Maxim Loomis Sayles Small-Cap Value Portfolio                                    24,561,561
     3,647,521      Maxim MFS(R)International Growth Portfolio                                       47,490,721
     3,127,761      Maxim MFS(R)Small-Cap Growth Portfolio                                           47,760,911
    13,251,487      Maxim Short Duration Bond Portfolio                                             135,562,717
     5,391,133      Maxim T. Rowe Price Equity/Income Portfolio                                      94,614,390
     2,795,331      Maxim T. Rowe Price MidCap Growth Portfolio                                      48,303,328
     3,910,835      Maxim Templeton(R)International Equity Portfolio                                 47,790,400
     3,876,314      Maxim U.S. Government Mortgage Securities Portfolio                              45,391,642
                                                                                              ------------------
                                                                                              ------------------

Total Moderate Profile II Portfolio                                                        $        933,639,301
                                                                                              ==================
                                                                                              ==================
(Cost of Investments $852,620,996)


See Notes to Financial Statements.


Schedule of Investments
June 30, 2004
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                     Maxim Moderately Aggressive Profile II Portfolio
Common Stock
Shares                                                                                            Value ($)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

       435,917      Maxim Ariel MidCap Value Portfolio                                     $          9,825,563
       127,829      Maxim Ariel Small-Cap Value Portfolio                                             1,719,304
       163,334      Maxim Federated Bond Portfolio                                                    1,581,068
       614,640      Maxim Global Bond Portfolio                                                       6,263,184
       292,714      Maxim INVESCO ADR Portfolio                                                       4,499,010
       313,203      Maxim Janus High Yield Bond Portfolio                                             3,207,199
       804,677      Maxim Janus Large Cap Growth Portfolio                                            9,817,059
        84,534      Maxim Loomis Sayles Small-Cap Value Portfolio                                     1,712,656
       339,271      Maxim MFS(R)International Growth Portfolio                                        4,417,313
       218,106      Maxim MFS(R)Small-Cap Growth Portfolio                                            3,330,485
       307,870      Maxim Short Duration Bond Portfolio                                               3,149,512
       375,854      Maxim T. Rowe Price Equity/Income Portfolio                                       6,596,245
       194,902      Maxim T. Rowe Price MidCap Growth Portfolio                                         367,913
       363,772      Maxim Templeton(R)International Equity Portfolio                                  4,445,296
       135,085      Maxim U.S. Government Mortgage Securities Portfolio                               1,581,849
                                                                                              ------------------
                                                                                              ------------------



Schedule of Investments
June 30, 2004
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                    Maxim Moderately Conservative Profile II Portfolio
Common Stock
Shares                                                                                            Value ($)
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

        35,383      Maxim Ariel MidCap Value Portfolio                                     $            797,524
        31,127      Maxim Ariel Small-Cap Value Portfolio                                               418,653
       119,327      Maxim Federated Bond Portfolio                                                    1,155,086
       149,678      Maxim Global Bond Portfolio                                                       1,525,221
        53,508      Maxim INVESCO ADR Portfolio                                                         822,422
        76,265      Maxim Janus High Yield Bond Portfolio                                               780,959
       130,651      Maxim Janus Large Cap Growth Portfolio                                            1,593,943
        20,581      Maxim Loomis Sayles Small-Cap Value Portfolio                                       416,971
        61,924      Maxim MFS(R)International Growth Portfolio                                          806,245
       374,864      Maxim Short Duration Bond Portfolio                                               3,834,860
        45,760      Maxim T. Rowe Price Equity/Income Portfolio                                         803,083
        47,455      Maxim T. Rowe Price MidCap Growth Portfolio                                         820,018
        66,403      Maxim Templeton(R)International Equity Portfolio                                    811,448
        98,690      Maxim U.S. Government Mortgage Securities Portfolio                               1,155,660
                                                                                              ------------------
                                                                                              ------------------

Total Moderately Conservative Profile II Portfolio                                         $         15,742,093
                                                                                              ==================

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 10.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ W. T. McCallum
         ------------------------
         W. T. McCallum President

Date:    August 27, 2004


By:      /s/ G. R. McDonald
         ------------------------
         G. R. McDonald Treasurer

Date:    August 27, 2004